UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: July 31

Date of reporting period: January 31, 2023

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	January 31, 2023

WESTERN ASSET

MUNICIPAL HIGH

INCOME FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize current income exempt from regular federal income tax*.

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II	Western Asset Municipal High Income Fund

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Municipal High Income Fund for the six-month reporting period ended January 31, 2023. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2023

Western Asset Municipal High Income Fund	III

Performance review

For the six months ended January 31, 2023, Class A shares of Western Asset Municipal High Income Fund, excluding sales charges, returned 0.02%. The Fund’s unmanaged benchmark, the Bloomberg Municipal Bond Indexi, returned 0.73% for the same period. The Lipper High Yield Municipal Debt Funds Category Averageii returned -1.20% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of January 31, 2023 (unaudited)
(excluding sales charges)	6 months
Western Asset Municipal High Income Fund:
Class A	0.02%
Class C	-0.20%
Class I	0.11%
Bloomberg Municipal Bond Index	0.73%
Lipper High Yield Municipal Debt Funds Category Average	-1.20%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended January 31, 2023 for Class A, Class C and Class I shares were 3.78%, 3.36% and 4.11%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 4.06%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated November 30, 2022, the gross total annual fund operating expense ratios for Class A, Class C and Class I shares were 0.73%, 1.29% and 0.60%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

IV	Western Asset Municipal High Income Fund

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.55% for Class I shares (0.65% prior to November 30, 2022). This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2023

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. A significant portion of portfolio holdings may be invested in lower quality securities, which present greater risk of loss of principal and interest than higher rated securities. The Fund may enter into tender option bond (“TOB”) transactions, which expose the Fund to leverage and credit risk, and generally involve greater risk than investments in fixed rate municipal bonds, including the risk of loss of principal. The interest payments that the Fund would typically receive on inverse floaters acquired in such transactions vary inversely with short-term interest rates and will be reduced (and potentially eliminated) when short-term interest rates increase. Inverse floaters will generally underperform the market for fixed rate municipal securities when interest rates rise. The value and market for inverse floaters can be volatile, and inverse floaters can have limited liquidity. Investments in inverse floaters issued in TOB transactions are derivative instruments and, therefore, are also subject to the risks generally applicable to investments in derivatives. Below investment grade securities (that is, securities rated below the Baa/BBB categories) or, if unrated, securities determined to be of comparable credit quality are commonly referred to as “junk bonds”. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar

Western Asset Municipal High Income Fund	V

to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, armed conflicts, economic sanctions and countermeasures in response to sanctions, major cybersecurity events, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

i	The Bloomberg Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended January 31, 2023, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 192 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Western Asset Municipal High Income Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of January 31, 2023 and July 31, 2022. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Municipal High Income Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2022 and held for the six months ended January 31, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	0.02%	$1,000.00	$1,000.20	0.82%	$4.13	Class A	5.00%	$1,000.00	$1,021.07	0.82%	$4.18
Class C	-0.20	1,000.00	998.00	1.39	7.00	Class C	5.00	1,000.00	1,018.20	1.39	7.07
Class I	0.11	1,000.00	1,001.10	0.63	3.18	Class I	5.00	1,000.00	1,022.03	0.63	3.21

2	Western Asset Municipal High Income Fund 2023 Semi-Annual Report

[1]	For the six months ended January 31, 2023.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Western Asset Municipal High Income Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited)

January 31, 2023

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 98.3%
Alabama — 7.8%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/52	$1,250,000	$1,384,848
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	450,000	470,184	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	11,020,000	11,301,007
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	1,750,000	1,803,719
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	2,380,000	2,542,906
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	8,250,000	8,821,126
Total Alabama				26,323,790
Alaska — 0.5%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	600,000	618,454	(a)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A	4.000%	6/1/36	1,200,000	1,201,773
Total Alaska				1,820,227
Arizona — 3.8%
La Paz County, AZ, IDA Revenue:
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	750,000	766,551	(b)
Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/46	3,175,000	3,198,175	(b)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	1,500,000	1,420,048	(b)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	850,000	890,496	(b)
Phoenix, AZ, IDA Revenue, Basis School Inc., Refunding	5.000%	7/1/45	7,000,000	6,699,581	(b)
Total Arizona				12,974,851
California — 14.1%
Alameda, CA, Corridor Transportation Authority Revenue, Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	2,000,000	2,209,337

See Notes to Financial Statements.

4	Western Asset Municipal High Income Fund 2023 Semi-Annual Report

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	$1,100,000	$1,178,213	(c)(d)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	1,500,000	1,181,248	(b)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	2,250,000	2,298,695	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources Desalination Project	5.000%	11/21/45	7,500,000	7,514,647	(a)(b)
California State Public Finance Authority, Senior Living Revenue:
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/51	500,000	443,019
Enso Village Project, Green Bond, Series A, Refunding	5.000%	11/15/56	750,000	652,549
Enso Village Project, Green Bond, Series B-3, Refunding	2.125%	11/15/27	500,000	474,175	(b)
California State School Finance Authority, School Facilities Revenue:
KIPP LA Project, Series A	5.000%	7/1/34	600,000	612,201	(b)
KIPP LA Project, Series A	5.125%	7/1/44	750,000	758,164	(b)
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	2,955,000	2,955,595	(b)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	2,230,000	2,230,404	(b)
California Statewide CDA, Community Improvement Authority Revenue, Renaissance at City Center, Series A	5.000%	7/1/51	450,000	444,170
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Revenue, Senior Asset- Backed Bonds, Series A-1, Refunding	5.000%	6/1/51	1,350,000	1,436,094
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	2,140,000	2,172,087
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/45	2,250,000	2,259,239

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
California — continued
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	7.000%	11/1/34	$14,000,000	$18,094,700
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No. 2003-1	5.500%	9/1/37	250,000	252,769
Community Facilities District No. 2003-1	5.750%	9/1/52	500,000	502,855
Total California				47,670,161
Colorado — 3.1%
Arista Metropolitan District, CO, GO, Convertible Unlimited & Special Revenue, Series A, Refunding and Improvements	5.125%	12/1/48	1,000,000	952,725
Clear Creek Station Metropolitan District #2, CO, GO, Subordinated, Series B	7.375%	12/15/47	500,000	478,905
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	500,000	495,447
North Range, CO, Metropolitan District #2, GO:
Series A, Refunding	5.625%	12/1/37	500,000	508,115
Subordinated, Series B	7.750%	12/15/47	1,000,000	1,004,550
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,450,000	5,518,732
Village Metropolitan District, CO:
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	488,717
Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/49	1,200,000	1,145,376
Total Colorado				10,592,567
Florida — 4.6%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/44	3,750,000	3,612,008	(a)
Senior Bonds, Series B	4.000%	9/1/49	1,500,000	1,408,544	(a)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/35	1,000,000	1,025,758
Mater Academy Projects, Series A	5.000%	6/15/40	1,000,000	1,010,222
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	1,200,000	1,220,520	(b)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	990,000	999,122	(b)

See Notes to Financial Statements.

6	Western Asset Municipal High Income Fund 2023 Semi-Annual Report

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Florida — continued
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	$350,000	$345,176
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	2,000,000	2,076,356	(a)
Miami-Dade County, FL, Seaport Revenue, Series A, Refunding	5.250%	10/1/52	1,500,000	1,604,131	(a)(e)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	500,000	537,961	(e)
Palm Beach County, FL, Health Facilities Authority Revenue:
Acts Retirement-Life Communities	5.000%	11/15/45	750,000	751,811
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	250,000	207,022
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	1,000,000	916,307
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	355,000	4	*(f)
Total Florida				15,714,942
Georgia — 1.1%
Georgia State Municipal Electric Authority Revenue:
Plant Vogtle Units 3 & 4 Project M, Series A	5.250%	7/1/64	800,000	842,992
Plant Vogtle Units 3 & 4 Project P, Series A	5.500%	7/1/64	500,000	524,943
Plant Vogtle Units 3 & 4 Project P, Series B	5.000%	1/1/59	1,200,000	1,213,021
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/43	1,250,000	1,271,922
Total Georgia				3,852,878
Illinois — 13.1%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,012,996
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/36	500,000	516,863
Dedicated, Series G, Refunding	5.000%	12/1/34	100,000	103,193
Dedicated, Series H	5.000%	12/1/46	3,250,000	3,262,224
Series A	5.000%	12/1/35	2,000,000	2,078,641
Series D	5.000%	12/1/46	750,000	749,160
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	1,200,000	1,310,386
Series A, Refunding	5.000%	1/1/28	1,500,000	1,584,586

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Illinois — continued
Series A, Refunding	6.000%	1/1/38	$1,250,000	$1,332,698
Series C, Refunding	5.000%	1/1/25	1,000,000	1,024,221
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series G	5.000%	1/1/47	1,000,000	1,027,255	(a)
Senior Lien, Series G	5.000%	1/1/52	1,000,000	1,024,166	(a)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	4,000,000	4,112,864
Second Lien, Series A, Refunding	4.000%	12/1/55	300,000	277,078
Illinois State Development Finance Authority, Environmental Facilities Revenue, Citgo Petroleum Corp. Project	8.000%	6/1/32	3,250,000	3,253,662	(a)
Illinois State Finance Authority Revenue, Franciscan Communities Inc, Series A	5.125%	5/15/43	2,360,000	2,271,951
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Series 2019, Refunding, BAM	5.000%	6/15/30	750,000	814,101
Illinois State, GO:
Series 2016	5.000%	1/1/41	5,020,000	5,109,662
Series A	5.000%	3/1/46	1,000,000	1,028,744
Series A, Refunding	5.000%	10/1/29	2,900,000	3,134,589
Series A, Refunding	5.000%	10/1/30	1,475,000	1,587,563
Series D	5.000%	11/1/27	500,000	539,060
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	1,150,000	1,156,836
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	2,000,000	1,875,685
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	750,000	762,128
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	3,250,000	3,355,599
Total Illinois				44,305,911
Indiana — 0.9%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	1,250,000	1,058,078
Marion General Hospital, Series A	4.000%	7/1/45	500,000	498,608

See Notes to Financial Statements.

8	Western Asset Municipal High Income Fund 2023 Semi-Annual Report

Western Asset Municipal High Income Fund

Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	$500,000	$497,275
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	1,000,000	1,028,795	(a)
Total Indiana				3,082,756
Iowa — 0.9%
Iowa State Finance Authority Revenue:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	1,800,000	1,840,583	(c)(d)
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/50	1,300,000	1,308,949
Total Iowa				3,149,532
Kentucky — 0.6%
Kentucky State PEA, Gas Supply Revenue, Series A	4.000%	6/1/26	2,000,000	2,004,358	(c)(d)
Louisiana — 1.2%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	1,000,000	1,037,841
Provident Group, Flagship Properties, Series A	4.000%	7/1/44	1,000,000	963,652
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	470,177
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	1,000,000	943,075	(c)(d)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	750,000	710,307	(c)(d)
Total Louisiana				4,125,052
Maryland — 1.0%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	1,000,000	950,233
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	300,000	312,691	(a)
Seagirt Marine Terminal Project, Series A	5.000%	6/1/49	1,000,000	1,035,953	(a)
Maryland State Health & Higher EFA Revenue:
Frederick Health System, Refunding	4.000%	7/1/45	500,000	478,629
Frederick Health System, Refunding	4.000%	7/1/50	725,000	683,671
Total Maryland				3,461,177
Massachusetts — 1.0%
Massachusetts State DFA Revenue:
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	1,000,000	1,026,148

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Massachusetts — continued
Wellforce Issue, Series A, Refunding	5.000%	7/1/38	$1,000,000	$1,018,063
Worcester Polytechnic Institute	4.000%	9/1/44	1,225,000	1,210,951
Total Massachusetts				3,255,162
Michigan — 1.6%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	750,000	755,718
Detroit, MI, GO, Financial Recovery, Series B-1, Step bond (4.000% to 4/1/34 then 6.000%)	4.000%	4/1/44	3,150,000	2,378,821
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	1,250,000	1,191,778
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	205,000	211,280
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	850,000	868,566	(a)
Total Michigan				5,406,163
Minnesota — 1.1%
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Revenue, Subordinated, Series B, Refunding	5.000%	1/1/49	3,500,000	3,641,263	(a)
Missouri — 1.6%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services, Refunding	5.000%	2/1/44	2,450,000	2,375,658
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	3,000,000	3,011,792
Total Missouri				5,387,450
Nebraska — 1.2%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/42	3,160,000	3,324,322
Omaha Public Power District, NE, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	750,000	744,075
Total Nebraska				4,068,397

See Notes to Financial Statements.

10	Western Asset Municipal High Income Fund 2023 Semi-Annual Report

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Nevada — 1.0%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	$1,295,000	$1,306,973	(b)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	2,015,000	2,002,793	(b)
Total Nevada				3,309,766
New Jersey — 5.9%
New Jersey State EDA Revenue:
Cranes Mill Project, Refunding	5.000%	1/1/39	1,000,000	923,414
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/48	2,000,000	1,870,276
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	3.260%	3/1/28	10,000,000	10,000,889	(d)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	400,000	407,295	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	300,000	321,209
New Jersey State Higher Education, Student Assistance Authority Revenue, Subordinated, Series B-1	5.000%	12/1/44	2,780,000	2,792,486	(a)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/43	500,000	530,143
Transportation Program, Series BB	5.000%	6/15/44	3,000,000	3,131,447
Total New Jersey				19,977,159
New Mexico — 0.2%
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	750,000	637,360
New York — 4.6%
Brookhaven Local Development Corp., NY, Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/50	2,250,000	2,382,184
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	750,000	768,846	(b)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/30	1,000,000	1,089,930

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
Green Bonds, Series E, Refunding	4.000%	11/15/45	$500,000	$457,118
Series A-2	5.000%	5/15/30	1,000,000	1,093,662	(c)(d)
Series B, Refunding	5.000%	11/15/37	500,000	514,211
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	750,000	709,733
New York State Liberty Development Corp., Liberty Revenue, 7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	1,800,000	1,483,063
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	2,000,000	1,902,143	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	1,100,000	1,106,399	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	1,200,000	1,200,758	(a)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 221	4.000%	7/15/45	1,500,000	1,450,538	(a)
Consolidated Series 221	4.000%	7/15/55	500,000	468,945	(a)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	1,000,000	973,243
Total New York				15,600,773
North Carolina — 0.5%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/51	1,600,000	1,618,768
North Dakota — 0.2%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	800,000	623,628
Ohio — 1.3%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	1,300,000	1,241,505
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	1,000,000	913,929	(a)(c)(d)

See Notes to Financial Statements.

12	Western Asset Municipal High Income Fund 2023 Semi-Annual Report

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Ohio — continued
AMG Vanadium Project	5.000%	7/1/49	$600,000	$548,321	(a)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	1,650,000	1,658,309	(a)
Total Ohio				4,362,064
Oklahoma — 0.4%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue:
Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	511,197
Montereau Inc. Project, Refunding	5.250%	11/15/45	1,000,000	1,005,376
Total Oklahoma				1,516,573
Oregon — 0.4%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/47	1,250,000	1,191,867
Pennsylvania — 3.4%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	1,000,000	1,004,610
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue Bonds, Series 2018	5.000%	6/1/33	550,000	608,781
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax:
Series B, Refunding	4.000%	5/1/49	500,000	483,567
Series B, Refunding	4.750%	5/1/57	1,000,000	1,030,945
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	1,750,000	1,827,782
Pennsylvania State Economic Development Financing Authority Revenue, Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	5,000,000	5,260,273	(a)
Philadelphia, PA, Authority for IDR, Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	1,200,000	1,154,932
Total Pennsylvania				11,370,890
Puerto Rico — 4.5%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	2,600,000	2,574,560	(b)

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Puerto Rico — continued
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
Restructured, Series A	5.000%	7/1/62	$165,000	$159,225
Restructured, Series B	0.000%	7/1/32	125,000	78,750
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	15,635	14,649
CAB, Restructured, Series A-1	0.000%	7/1/33	60,471	35,107
Restructured, Series A-1	5.250%	7/1/23	26,240	26,368
Restructured, Series A-1	5.375%	7/1/25	52,334	53,573
Restructured, Series A-1	5.625%	7/1/27	51,860	54,381
Restructured, Series A-1	5.625%	7/1/29	51,018	54,329
Restructured, Series A-1	5.750%	7/1/31	49,554	53,851
Restructured, Series A-1	4.000%	7/1/33	46,990	44,046
Restructured, Series A-1	4.000%	7/1/35	142,237	129,564
Restructured, Series A-1	4.000%	7/1/37	460,000	408,345
Restructured, Series A-1	4.000%	7/1/41	49,287	42,542
Restructured, Series A-1	4.000%	7/1/46	51,258	42,922
Subseries CW	0.000%	11/1/43	221,913	98,197	(d)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	1,420,000	994,000	*(f)
Series A	5.050%	7/1/42	215,000	149,963	*(f)
Series XX	5.250%	7/1/40	2,130,000	1,496,325	*(f)
Series ZZ, Refunding	5.250%	7/1/18	350,000	241,500	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	760,000	627,607
CAB, Restructured, Series A-1	0.000%	7/1/46	3,460,000	954,465
Restructured, Series A-1	4.550%	7/1/40	130,000	128,180
Restructured, Series A-1	4.750%	7/1/53	5,275,000	5,030,166
Restructured, Series A-1	5.000%	7/1/58	1,145,000	1,130,972
Restructured, Series A-2	4.329%	7/1/40	720,000	691,072
Total Puerto Rico				15,314,659
Rhode Island — 0.1%
Central Falls, RI, Detention Facility Corp., Detention Facilities Revenue, Refunding	7.250%	7/15/35	980,000	176,400	*(f)
South Carolina — 0.3%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	1,000,000	974,311

See Notes to Financial Statements.

14	Western Asset Municipal High Income Fund 2023 Semi-Annual Report

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Tennessee — 0.7%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	$1,000,000	$992,779
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	1,250,000	1,256,300	(c)(d)
Total Tennessee				2,249,079
Texas — 11.9%
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	750,000	790,231	(a)
Series B	5.000%	11/15/44	1,250,000	1,318,235	(a)
Central Texas Regional Mobility Authority Revenue:
CAB	0.000%	1/1/36	2,800,000	1,709,130
CAB	0.000%	1/1/38	2,000,000	1,086,049
CAB	0.000%	1/1/40	2,200,000	1,066,549
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	2,000,000	2,000,523	(a)
Houston, TX, Airport System Revenue:
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.500%	7/15/30	6,500,000	6,505,066	(a)
Special Facilities, Continental Airlines Terminal Improvement Projects, Refunding	6.625%	7/15/38	5,000,000	5,003,679	(a)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	1,000,000	901,259	(a)
Special Facilities, United Airlines Terminal Improvement Projects, Refunding	5.000%	7/15/35	7,500,000	7,520,998	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/41	1,250,000	1,220,088	(a)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	110,000	116,895	(a)
Series 2017	5.000%	11/1/36	110,000	115,187	(a)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue, Westminster Manor Project	4.000%	11/1/49	1,200,000	950,736
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing College Station, AGM	5.000%	4/1/46	500,000	504,139
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	900,000	682,843

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Port Beaumont, TX, Navigation District Dockand Wharf Facility Revenue, Jefferson Gulf Coast Energy Project, Series A	3.000%	1/1/50	$250,000	$153,520	(a)(b)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	1,000,000	1,039,427
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	1,200,000	1,225,064
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	3,585,000	3,810,910
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	1,500,000	1,505,653	(a)
Senior Lien, LBJ Infrastructure Group LLC, I-635 Managed Lanes Project, Series A, Refunding	4.000%	6/30/37	515,000	507,794
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	245,000	216,524
Woodloch, TX, Health Facilities Development Corp., Senior Housing Revenue:
Inspired Living at Lewisville Project, Series A-1	6.750%	12/1/51	400,000	292,000	*(b)(f)
Subordinated, Inspired Living at Lewisville Project, Series B	10.000%	12/1/51	150,000	7,500	*(f)
Total Texas				40,249,999
Utah — 1.0%
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	371,245
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/44	625,000	653,745
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	750,000	770,154
Utah State Infrastructure Agency Telecommunication Revenue:
Series 2021	4.000%	10/15/41	500,000	423,565
Series A	5.375%	10/15/40	1,150,000	1,169,381
Total Utah				3,388,090

See Notes to Financial Statements.

16	Western Asset Municipal High Income Fund 2023 Semi-Annual Report

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Virginia — 0.4%
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	$500,000	$545,021
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	750,000	779,945	(a)
Total Virginia				1,324,966
Washington — 0.4%
Washington State Health Care Facilities Authority Revenue, Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	1,250,000	1,204,493
Wisconsin — 1.9%
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	300,000	302,429
Public Finance Authority, WI, Student Housing Revenue:
Beyond Boone LLC, Appalachian State University Project, AGM	4.000%	7/1/50	700,000	641,335
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	2,470,000	2,544,291
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	790,000	624,439	(b)
Wisconsin State HEFA Revenue:
Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	500,000	555,233
Rogers Memorial Hospital Inc., Series A, Refunding	5.000%	7/1/44	200,000	204,903
Rogers Memorial Hospital Inc., Series A, Refunding	5.000%	7/1/49	1,000,000	1,018,687
Rogers Memorial Hospital Inc., Series B, Refunding	5.000%	7/1/38	500,000	517,463
Total Wisconsin				6,408,780
Total Municipal Bonds (Cost — $333,064,450)				332,336,262

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

January 31, 2023

Western Asset Municipal High Income Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds Deposited in Tender Option Bond Trust (h) — 2.4%
New York — 2.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	$3,055,000	$3,482,939
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A	4.000%	3/15/45	4,755,000	4,714,330
Total Municipal Bonds Deposited in Tender Option Bond Trust (Cost — $8,039,192)				8,197,269
Total Investments before Short-Term Investments (Cost — $341,103,642)				340,533,531
Short-Term Investments — 0.7%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $2,500,000)	0.000%	2/1/23	2,500,000	2,500,000 (i)
Total Investments — 101.4% (Cost — $343,603,642)				343,033,531
TOB Floating Rate Notes — (1.3)%				(4,415,000)
Other Liabilities in Excess of Other Assets — (0.1)%				(299,305)
Total Net Assets — 100.0%				$338,319,226

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Maturity date shown represents the mandatory tender date.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)	The coupon payment on this security is currently in default as of January 31, 2023.

(g)	The maturity principal is currently in default as of January 31, 2023.

(h)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust (Note 1).

(i)	Rate shown represents yield-to-maturity.

See Notes to Financial Statements.

18	Western Asset Municipal High Income Fund 2023 Semi-Annual Report

Western Asset Municipal High Income Fund

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation — Insured Bonds

BAM	— Build America Mutual — Insured Bonds

CAB	— Capital Appreciation Bonds

CDA	— Communities Development Authority

CSCE	— Charter School Credit Enhancement

DFA	— Development Finance Agency

EDA	— Economic Development Authority

EDC	— Economic Development Corporation

EFA	— Educational Facilities Authority

GO	— General Obligation

HDA	— Housing Development Authority

HEFA	— Health & Educational Facilities Authority

IDA	— Industrial Development Authority

IDR	— Industrial Development Revenue

MFA	— Municipal Finance Authority

MTA	— Metropolitan Transportation Authority

PCFA	— Pollution Control Financing Authority

PEA	— Public Energy Authority

PFA	— Public Facilities Authority

SIFMA	— Securities Industry and Financial Markets Association

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2023 Semi-Annual Report	19

Statement of assets and liabilities (unaudited)

January 31, 2023

Assets:
Investments, at value (Cost — $343,603,642)	$343,033,531
Cash	78,014
Interest receivable	3,192,383
Receivable for Fund shares sold	222,370
Prepaid expenses	31,240
Total Assets	346,557,538

Liabilities:
TOB Floating Rate Notes (Note 1)	4,415,000
Payable for securities purchased	2,843,069
Payable for Fund shares repurchased	492,822
Distributions payable	151,950
Investment management fee payable	123,704
Service and/or distribution fees payable	34,770
Interest expense payable	33,104
Trustees’ fees payable	870
Accrued expenses	143,023
Total Liabilities	8,238,312
Total Net Assets	$338,319,226

Net Assets:
Par value (Note 7)	$263
Paid-in capital in excess of par value	364,004,831
Total distributable earnings (loss)	(25,685,868)
Total Net Assets	$338,319,226

Net Assets:
Class A	$222,538,116
Class C	$10,512,746
Class I	$105,268,364

Shares Outstanding:
Class A	17,245,825
Class C	819,047
Class I	8,201,855

Net Asset Value:
Class A (and redemption price)	$12.90
Class C*	$12.84
Class I (and redemption price)	$12.83
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%; 4.25% prior to August 15, 2022)	$13.40

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

20	Western Asset Municipal High Income Fund 2023 Semi-Annual Report

Statement of operations (unaudite)

For the Six Months Ended January 31, 2023

Investment Income:
Interest	$8,047,248

Expenses:
Investment management fee (Note 2)	886,691
Service and/or distribution fees (Notes 2 and 5)	207,791
Transfer agent fees (Note 5)	130,603
Fund accounting fees	35,848
Registration fees	34,626
Interest expense (Note 1)	25,164
Audit and tax fees	22,161
Legal fees	8,322
Shareholder reports	7,404
Trustees’ fees	3,955
Commitment fees (Note 8)	1,376
Insurance	1,160
Custody fees	1,103
Miscellaneous expenses	4,143
Total Expenses	1,370,347
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(36,106)
Net Expenses	1,334,241
Net Investment Income	6,713,007

Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(5,009,678)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(3,410,374)
Net Loss on Investments	(8,420,052)
Decrease in Net Assets From Operations	$(1,707,045)

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2023 Semi-Annual Report	21

Statements of changes in net assets

For the Six Months Ended January 31, 2023 (unaudited) and the Year Ended July 31, 2022	2023	2022

Operations:
Net investment income	$6,713,007	$13,549,820
Net realized loss	(5,009,678)	(1,879,017)
Change in net unrealized appreciation (depreciation)	(3,410,374)	(48,785,459)
Decrease in Net Assets From Operations	(1,707,045)	(37,114,656)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(6,625,502)	(13,502,000)
Decrease in Net Assets From Distributions to Shareholders	(6,625,502)	(13,502,000)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	58,363,718	87,274,057
Reinvestment of distributions	5,584,320	10,927,656
Cost of shares repurchased	(94,273,333)	(160,922,206)
Decrease in Net Assets From Fund Share Transactions	(30,325,295)	(62,720,493)
Decrease in Net Assets	(38,657,842)	(113,337,149)

Net Assets:
Beginning of period	376,977,068	490,314,217
End of period	$338,319,226	$376,977,068

See Notes to Financial Statements.

22	Western Asset Municipal High Income Fund 2023 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class A Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$13.15	$14.73	$14.07	$14.27	$14.05	$14.33

Income (loss) from operations:
Net investment income	0.25	0.42	0.46	0.51	0.61	0.60
Net realized and unrealized gain (loss)	(0.26)	(1.58)	0.65	(0.20)	0.22	(0.28)
Total income (loss) from operations	(0.01)	(1.16)	1.11	0.31	0.83	0.32

Less distributions from:
Net investment income	(0.24)	(0.42)	(0.45)	(0.51)	(0.61)	(0.60)
Net realized gains	—	—	—	—	—	(0.00) [3]
Total distributions	(0.24)	(0.42)	(0.45)	(0.51)	(0.61)	(0.60)

Net asset value, end of period	$12.90	$13.15	$14.73	$14.07	$14.27	$14.05
Total return[4]	0.02%	(7.96)%	7.98%	2.32%	6.09%	2.31%

Net assets, end of period (millions)	$223	$236	$284	$274	$283	$262

Ratios to average net assets:
Gross expenses	0.82%[5]	0.83%	0.82%	0.82%	0.83%	0.82%
Net expenses	0.82 [5,6]	0.83	0.82 [6]	0.82 [6]	0.83	0.82 [6]
Net investment income	3.88 [5]	3.03	3.19	3.66	4.36	4.23

Portfolio turnover rate	13%	13%	21%	28%	17%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2023 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2023 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class C Shares[1]	2023[2]	2022	2021	2020	2019	2018

Net asset value, beginning of period	$13.08	$14.64	$14.00	$14.19	$13.97	$14.25

Income (loss) from operations:
Net investment income	0.21	0.34	0.38	0.44	0.53	0.52
Net realized and unrealized gain (loss)	(0.24)	(1.56)	0.63	(0.20)	0.22	(0.28)
Total income (loss) from operations	(0.03)	(1.22)	1.01	0.24	0.75	0.24

Less distributions from:
Net investment income	(0.21)	(0.34)	(0.37)	(0.43)	(0.53)	(0.52)
Net realized gains	—	—	—	—	—	(0.00) [3]
Total distributions	(0.21)	(0.34)	(0.37)	(0.43)	(0.53)	(0.52)

Net asset value, end of period	$12.84	$13.08	$14.64	$14.00	$14.19	$13.97
Total return[4]	(0.20)%	(8.40)%	7.34%	1.74%	5.50%	1.73%

Net assets, end of period (000s)	$10,513	$12,926	$23,250	$31,104	$50,857	$84,668

Ratios to average net assets:
Gross expenses	1.39%[5]	1.39%	1.38%	1.39%	1.40%	1.38%
Net expenses	1.39 [5]	1.39	1.38	1.39 [6]	1.40	1.38 [6]
Net investment income	3.29 [5]	2.46	2.64	3.10	3.81	3.67

Portfolio turnover rate	13%	13%	21%	28%	17%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2023 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

24	Western Asset Municipal High Income Fund 2023 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
Class I Shares[1]	2023[2]		2022	2021	2020	2019	2018

Net asset value, beginning of period	$13.08		$14.65	$14.00	$14.19	$13.98	$14.26

Income (loss) from operations:
Net investment income	0.26		0.44	0.48	0.54	0.63	0.62
Net realized and unrealized gain (loss)	(0.26)		(1.57)	0.65	(0.20)	0.21	(0.28)
Total income (loss) from operations	(0.00)	[3]	(1.13)	1.13	0.34	0.84	0.34

Less distributions from:
Net investment income	(0.25)		(0.44)	(0.48)	(0.53)	(0.63)	(0.62)
Net realized gains	—		—	—	—	—	(0.00) [3]
Total distributions	(0.25)		(0.44)	(0.48)	(0.53)	(0.63)	(0.62)

Net asset value, end of period	$12.83		$13.08	$14.65	$14.00	$14.19	$13.98
Total return[4]	0.11%		(7.79)%	8.18%	2.49%	6.21%	2.48%

Net assets, end of period (millions)	$105		$128	$183	$175	$196	$221

Ratios to average net assets:
Gross expenses	0.70%[5]		0.70%	0.69%	0.69%	0.70%	0.69%
Net expenses[6,7]	0.63	[5]	0.66	0.65	0.65	0.65	0.65
Net investment income	4.04	[5]	3.19	3.35	3.83	4.54	4.41

Portfolio turnover rate	13%		13%	21%	28%	17%	15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended January 31, 2023 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, effective November 30, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%. Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent. Prior to November 30, 2022, the expense limitation was 0.65%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Western Asset Municipal High Income Fund 2023 Semi-Annual Report	25

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third

26	Western Asset Municipal High Income Fund 2023 Semi-Annual Report

party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Municipal High Income Fund 2023 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Municipal Bonds	—	$332,336,262	—	$332,336,262
Municipal Bonds Deposited in Tender Option Bond Trust	—	8,197,269	—	8,197,269
Total Long-Term Investments	—	340,533,531	—	340,533,531
Short-Term Investments†	—	2,500,000	—	2,500,000
Total Investments	—	$343,033,531	—	$343,033,531

†	See Schedule of Investments for additional detailed categorizations.

(b) Tender option bonds. The Fund may enter into tender option bond (“TOB”) transactions and may invest in inverse floating rate instruments (“Inverse Floaters”) issued in TOB transactions. The Fund may participate either in structuring an Inverse Floater or purchasing an Inverse Floater in the secondary market. When structuring an Inverse Floater, the Fund deposits securities (typically municipal bonds or other municipal securities) (the “Underlying Bonds”) into a special purpose entity, referred to as a TOB trust. The TOB trust generally issues floating rate notes (“Floaters”) to third parties and residual interest, Inverse Floaters, to the Fund. The Floaters issued by the TOB trust have interest rates which reset weekly and provide the holders of the Floaters the option to tender their notes back to the TOB trust for redemption at par at each reset date. The net proceeds of the sale of the Floaters, after expenses, are received by the Fund and may be invested in additional securities. The Inverse Floaters are inverse floating rate debt instruments, as the return on those bonds is inversely related to changes in a specified interest rate. Distributions on any Inverse Floaters paid to the Fund will be reduced or, in the extreme, eliminated as short-term interest rates rise and will increase when such interest rates fall. Floaters issued by a TOB trust may be senior to the Inverse Floaters held by the Fund. The value and market for Inverse Floaters can be volatile, and Inverse Floaters can have limited liquidity.

An investment in an Inverse Floater structured by the Fund is accounted for as a secured borrowing. The Underlying Bonds deposited into the TOB trust are included in the Fund’s Schedule of Investments and a liability for Floaters (TOB floating rate notes) issued by the TOB trust is recognized in the Fund’s Statement of Assets and Liabilities. The carrying amount of the TOB trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. Interest income, including amortization,

28	Western Asset Municipal High Income Fund 2023 Semi-Annual Report

on the Underlying Bonds is recognized in the Fund’s Statements of Operations. Interest paid to holders of the Floaters, as well as other expenses related to administration, liquidity, remarketing and trustee services of the TOB trust, are recognized in Interest expense in the Fund’s Statement of Operations.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Credit and market risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Western Asset Municipal High Income Fund 2023 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

(h) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Fund’s daily net assets.

Prior to November 30, 2022, the Fund paid an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.550%
Next $1 billion	0.525
Next $3 billion	0.500
Next $5 billion	0.475
Over $10 billion	0.450

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA

30	Western Asset Municipal High Income Fund 2023 Semi-Annual Report

pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of an expense limitation arrangement between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55% (0.65% prior to November 30, 2022). Total annual fund operating expenses, after waiving and/or reimbursing expenses, exceeded the expense limitation for Class I shares as a result of interest expense. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

During the six months ended January 31, 2023, fees waived and/or expenses reimbursed amounted to $36,106.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at January 31, 2023, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Class I
Expires July 31, 2023	$62,579
Expires July 31, 2024	67,436
Expires July 31, 2025	36,102
Total fee waivers/expense reimbursements subject to recapture	$166,117

For the six months ended January 31, 2023, LMPFA did not recapture any fees.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 3.75% (4.25% prior to August 15, 2022) for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs

Western Asset Municipal High Income Fund 2023 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended January 31, 2023, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$1,599
CDSCs	4,125

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended January 31, 2023, such purchase and sale transactions (excluding accrued interest) were $21,700,000 and $32,200,000, respectively.

3. Investments

During the six months ended January 31, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$45,839,476
Sales	72,843,507

At January 31, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost*	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$339,188,642	$12,423,782	$(12,993,893)	$(570,111)

*	Cost of investments for federal income tax purposes includes the value of Inverse Floaters issued in TOB transactions (Note 1).

32	Western Asset Municipal High Income Fund 2023 Semi-Annual Report

4. Derivative instruments and hedging activities

During the six months ended January 31, 2023, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended January 31, 2023, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$168,242	†	$72,831
Class C	39,549		4,969
Class I	—		52,803
Total	$207,791		$130,603

†	Amount shown is exclusive of expense reimbursements. For the six months ended January 31, 2023, the service and/or distribution fees reimbursed amounted to $4 for Class A shares.

For the six months ended January 31, 2023, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$4
Class C	—
Class I	36,102
Total	$36,106

6. Distributions to shareholders by class

	Six Months Ended January 31, 2023	Year Ended July 31, 2022
Net Investment Income:
Class A	$4,291,057	$8,064,728
Class C	182,981	394,382
Class I	2,151,464	5,042,890
Total	$6,625,502	$13,502,000

7. Shares of beneficial interest

At January 31, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same

Western Asset Municipal High Income Fund 2023 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended January 31, 2023		Year Ended July 31, 2022
	Shares	Amount	Shares	Amount
Class A
Shares sold	2,035,216	$25,669,840	2,307,733	$32,344,998
Shares issued on reinvestment	314,214	3,926,079	523,490	7,240,867
Shares repurchased	(3,039,782)	(38,207,906)	(4,214,139)	(57,547,943)
Net decrease	(690,352)	$(8,611,987)	(1,382,916)	$(17,962,078)

Class C
Shares sold	97,813	$1,218,524	98,392	$1,358,102
Shares issued on reinvestment	13,805	171,612	25,144	346,218
Shares repurchased	(280,670)	(3,484,901)	(723,170)	(10,194,046)
Net decrease	(169,052)	$(2,094,765)	(599,634)	$(8,489,726)

Class I
Shares sold	2,511,865	$31,475,354	3,931,137	$53,570,957
Shares issued on reinvestment	119,559	1,486,629	242,227	3,340,571
Shares repurchased	(4,226,111)	(52,580,526)	(6,840,302)	(93,180,217)
Net decrease	(1,594,687)	$(19,618,543)	(2,666,938)	$(36,268,689)

8. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended January 31, 2023.

9. Deferred capital losses

As of July 31, 2022, the Fund had deferred capital losses of $21,575,035, which have no expiration date, that will be available to offset future taxable capital gains.

34	Western Asset Municipal High Income Fund 2023 Semi-Annual Report

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board will effectively automatically replace the USD LIBOR benchmark in the contract after June 30, 2023. The recommended benchmark replacement will be based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark

Western Asset Municipal High Income Fund 2023 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

replacement conforming changes. There remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

36	Western Asset Municipal High Income Fund 2023 Semi-Annual Report

Western Asset

Municipal High Income Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset Municipal High Income Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Municipal High Income Fund

Legg Mason Funds 620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Municipal High Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD02173 3/23 SR23-4615

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:    March 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:    March 24, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:    March 24, 2023